UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F



                               Form 13F Cover Page


 Filing for Quarter-Ending:                June 30, 2003

 Check here if Amendment:                   (  )
 Amendment Number:
 This Amendment:                            (  )  is a reinstatement
                                            (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                         Croft-Leominster, Inc.
 Address:                      300 Water Street, 4th floor
                               Baltimore, MD  21202

 Form 13-F File Number:        28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                          Carla Reedinger
Title:                         Assistant Vice President
Phone:                         410-576-0100

Signature, Place, and Date of Signing:

                                Baltimore, Maryland                 8/12/03
================================================================================
Signature                       City, State                           Date


Report Type (Check only one):

( X )  13F Holdings Report     Check here if all holdings of this reporting
                               manager are reported in this report.
(   )  13F Notice              Check here if no holdings reported are in this
                               report, and all holdings are reported by other
                               reporting manager(s).
(   )  13F Combination Report  Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).




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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                            none

Form 13F Information Table Entry Total:                       113

Form 13F Information Table Value Total:                     $226.70
                                                          (thousands)










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


 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:     SOLE
 ITEM 7: Voting Authority:          NONE

   SECURITY NAME                     TITLE OF CLASS         CUSIP              MARKET VALUE        QUANITY
   --------------                    ---------------        -----              -------------       -------
 Abbott Laboratories                        COM            002824100            $ 1.8038            41,220
 Abitibi-Consolidated Inc                   COM            003924107            $ 1.1961           186,597
 Ameren Corporation                         COM            023608102            $ 2.1882            49,618
 AmerisourceBergen Corporation              COM            03073E105            $ 0.6171             8,898
 Amgen Inc.                                 COM            031162100            $ 1.2485            18,934
 Asia Tigers Fund Inc                       COM            04516T105            $ 0.3505            45,525
 Axcelis Technologies, Inc.                 COM            054540109            $ 0.1784            29,194
 Bank of America Corp                       COM            060505104            $ 2.9411            37,215
 Beckman Coulter, Inc.                      COM            075811109            $ 0.4633            11,400
 Berkshire Hathaway - CL A                 CL A            084670108            $ 2.6825                37
 Berkshire Hathaway - CL B                 CL B            084670207            $ 6.9279             2,851
 Biomet Inc                                 COM            090613100            $ 0.7085            24,685
 Boise Cascade Corp                         COM            097383103            $ 2.3053            96,454
 Bristol-Myers Squibb Co                    COM            110122108            $ 6.0906           224,333
 CP Holders                              DEP RCPTS         12616K106            $ 0.2126             4,210
 Cablevision Systems -NY Grp A            CL A NY          12686C109            $ 3.0266           145,789
 Capital One Financial Corp                 COM            14040H105            $ 1.0150            20,639
 Cendant Corp                               COM            151313103            $ 3.4690           189,357
 Central European Equity Fund I             COM            153436100            $ 0.2036            12,301
 Citigroup, Inc.                            COM            172967101            $ 8.9903           210,054
 Comcast Corp  -Cl A                       CL A            20030N101            $ 0.4418            14,638
 ConocoPhilips                              COM            20825c104            $ 3.2412            59,146
 Constellation Energy Group                 COM            210371100            $ 0.2569             7,490
 CP Ships Ltd.                              COM            22409V102            $ 1.0609            63,413
 Disney (Walt) Co.                      COM DISNEY         254687106            $ 0.3550            17,977
 Dominion Resources Inc VA                  COM            25746U109            $ 0.9441            14,690
 Dover Corp                                 COM            260003108            $ 0.6578            21,955
 Eastman Chemical Co.                       COM            277432100            $ 1.2861            40,608
 Eaton Corp                                 COM            278058102            $ 3.6015            45,815
 FMC Corp                                 COM NEW          302491303            $ 3.6596           161,713
 FMC Technologies, Inc.                     COM            30249U101            $ 0.5458            25,931
 Fairmont Hotels & Resorts                  COM            305204109            $ 0.4844            20,699
 Federal Signal Corporation                 COM            313855108            $ 0.5710            32,500
 FleetBoston Financial Corp                 COM            339030108            $ 4.3757           147,282
 Flowserve Corporation                      COM            34354P105            $ 2.0995           106,735
 Franklin Resources Inc                     COM            354613101            $ 2.0067            51,362
 General Electric Co                        COM            369604103            $ 3.2663           113,889
 General Mills Inc                          COM            370334104            $ 0.4762            10,045
 Goldman Sachs Group Inc                    COM            38141g104            $ 0.8224             9,820
 HCA Inc.                                   COM            404119109            $ 1.3302            41,518
 Hartford Financial Services Gr             COM            416515104            $ 0.9805            19,470
 Hilton Hotels Corp                         COM            432848109            $ 0.2967            23,200
 Home Depot Inc                             COM            437076102            $ 0.2227             6,725
 Honeywell Intl Inc                         COM            438516106            $ 5.1737           192,688
 J.B. Hunt Transport Services               COM            445658107            $ 2.7819            73,015
 Ikon Office Solutions Inc                  COM            451713101            $ 2.2003           247,230
 Inco Ltd                                   COM            453258402            $ 1.3861            65,570
 Ingersoll-Rand                             COM            456866102            $ 1.5926            33,657
 Int'l Business Machines Corp.              COM            459200101            $ 0.9837            11,924
 Invitrogen Corporation                     COM            46185R100            $ 1.6742            43,600
 Janus Capital Group Inc.                   COM            47102X105            $ 1.8411           112,263
 Kansas City Southern                     COM NEW          485170302            $ 0.4770            39,652
 King Pharmaceuticals Inc.                  COM            495582108            $ 0.2333            15,806
 Liberty Media Corp                      COM SER A         530718105             11.4700           992,213
 Lincoln National Corp                      COM            534187109            $ 5.1672           145,023
 Lowe's Companies                           COM            548661107            $ 7.6357           177,782
 MBNA Corp                                  COM            55262L100            $ 0.2933            14,075
 Markel Corporation                         COM            570535104            $ 1.4592             5,700
 Marsh & McLennan Cos                       COM            571748102            $ 0.9775            19,140
 Masco Corp.                                COM            574599106            $ 2.9958           125,610
 McDonald's Corp.                           COM            580135101            $ 0.4412            20,000
 McKesson HBOC, Inc                         COM            58155Q103            $ 3.8836           108,662
 Merck & Co                                 COM            589331107            $ 0.7257            11,985
 Meristar Hospitality                       COM            58984Y103            $ 0.2246            43,700
 Metro Goldwyn-Mayer, Inc.                  COM            591610100            $ 0.2875            23,150
 Millennium Chemicals Inc                   COM            599903101            $ 0.1274            13,400
 Morg Stan Asia-Pacific FD NR               COM            61744U106            $ 0.1410            17,344
 Newell Rubbermaid Co.                      COM            651229106            $ 0.9064            32,370
 News Corp LTD ADR                        ADR NEW          652487703            $ 0.3203            10,583
 Om Group, Inc.                             COM            670872100            $ 1.4863           100,900
 Packaging Corp of America                  COM            695156109            $ 0.4773            25,900
 Pactiv Corp                                COM            695257105            $ 0.5322            27,000
 Pepsi Bottling Group, Inc.                 COM            713409100            $ 2.7971           139,713
 Pfizer Inc                                 COM            717081103            $ 5.8097           170,124
 Pitney Bowes Inc.                          COM            724479100            $ 1.3079            34,050
 PolyOne Corp                               COM            73179P106            $ 1.6845           378,530
 Premcor Inc.                               COM            74045q104            $ 3.6262           168,270
 Procter & Gamble                           COM            742718109            $ 1.3342            14,961
 Prudential Financial Inc.                  COM            744320102            $ 6.7405           200,311
 Pulitzer Co. Inc.                          COM            745769109            $ 1.5489            31,341
 Republic Services, Inc.                    COM            760759100            $ 0.3032            13,375
 SBC Communications Inc                     COM            78387G103            $ 0.3939            15,416
 SPDR Trust Series I                    UNIT SER 1         78462F103            $ 0.3852             3,946
 SPX Corp                                   COM            784635104            $ 8.3411           189,312
 St. Paul Cos                               COM            792860108            $ 2.5442            69,685
 Schering Plough Corp.                      COM            806605101            $ 3.0921           166,240
 Shaw Group Inc.                            COM            820280105            $ 0.1269            10,530
 Smurfit-Stone Container Corp               COM            832727101            $ 6.7825           521,333
 Solectron Corp                             COM            834182107            $ 1.0258           274,270
 STERIS Corp.                               COM            859152100            $ 0.3464            15,000
 Tenet Healthcare Corporation               COM            88033G100            $ 1.2412           106,540
 Terex Corporation                          COM            880779103            $ 3.7205           190,601
 Textron Inc                                COM            883203101            $ 3.6372            93,213
 3M Co.                                     COM            88579Y101            $ 0.2767             2,145
 Travelers Property Corp- B                CL B            89420g406            $ 0.2087            13,237
 Tribune Co                                 COM            896047107            $ 1.5522            32,137
 Tyco International Ltd                     COM            902124106            $ 6.4793           341,375
 U.S. Bancorp                             COM NEW          902973304            $ 0.3220            13,142
 USI Holdings Corp                          COM            90333H101            $ 0.7476            63,900
 USX-US Steel Gp                            COM            912909108            $ 1.8469           112,820
 Varian Inc.                                COM            922206107            $ 0.7462            21,725
 Varian Medical Systems, Inc.               COM            92220P105            $ 0.7763            13,485
 Viacom Inc. - Cl B                        CL B            925524308            $ 4.4389           101,669
 Viad Corp                                  COM            92552R109            $ 0.6914            30,878
 Washington Mutual, Inc.                    COM            939322103            $ 0.9194            22,261
 Wells Fargo & Co.                          COM            949746101            $ 0.5423            10,760
 John Wiley & Sons CL A                    CL A            968223206            $ 0.9685            36,965
 Williams Cos Inc.                          COM            969457100            $ 0.0923            11,680
 Wrigley (William) Jr. Co.                  COM            982526105            $ 0.6101            10,850
 Wyeth                                      COM            983024100            $ 5.5909           122,742
 Ace Ltd                                    ORD            G0070K103            $ 3.5067           102,266
 PartnerRe Ltd                              COM            G6852T105            $ 1.8754            36,694
 Flextronics International Inc              ORD            Y2573F102            $ 0.2213            21,218

                                                                              $ 226.7004         9,094,584


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